UNITED SPIRITS INC (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheets:
Cash and cash equivalents	$ 5,682,650	$ 499,100	$ 5,682,650	$ 499,100	$ 457,041	$ 263,638	$ 191,463
Right-of-use asset	588,799		588,799		45,381	136,836
Total assets	54,688,379		54,688,379		1,354,892	2,568,021
Accounts payable and accrued expenses	3,255,436		3,255,436		3,089,773	1,852,563
Operating lease liability	347,595		347,595		22,909
Total liabilities	30,418,605		30,418,605		3,183,015	2,077,823
Noncontrolling interest in VIE	(862,423)		(862,423)		(1,152,810)	(1,039,851)
Total liabilities and stockholders' deficiency	54,688,379		54,688,379		1,354,892	2,568,021
Statements Of operations:
Royalty expense					497,253	198,002
Officers' compensation					415,000	497,000
Total operating expenses	4,040,691	1,080,336	6,932,029	3,411,371	4,716,564	3,807,111
Net loss	$ (3,820,589)	$ (1,195,208)	$ (6,138,615)	$ (2,571,408)	(3,571,602)	(2,906,698)
United Spirits Inc [Member]
Balance Sheets:
Cash and cash equivalents					448,254	130,454
Right-of-use asset					4,441	54,955
Total assets					2,145,707	241,904
Accounts payable and accrued expenses					210,693	187,658
Operating lease liability					4,441	54,955
Total liabilities					2,611,293	715,288
Noncontrolling interest in VIE					(465,586)	(473,384)
Total liabilities and stockholders' deficiency					2,145,707	241,904
Statements Of operations:
Royalty expense					0	127,500
Officers' compensation					0	82,000
Total operating expenses					11,337	255,569
Net loss					7,797	(242,151)
Intercompany receivable from Iconic (A)					1,693,012	56,495
Loans payable to officer and affiliated entity					58,582	88,077
SBA Payroll Protection Program loan					28,458	0
Intercompany payable to Bellissima (A)					2,242,243	317,722
Intercompany payable to BiVi (A)					66,876	66,876
Intercompany distribution income (A)					19,134	13,418
Other operating expenses - net					$ 11,337	$ 46,069